Income Tax Expense (Tables)	6 Months Ended
Jun. 30, 2022
Income taxes paid (refund) [abstract]
Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	June 30, 2022 (6 months)	June 30, 2021 (6 months)	December 31, 2021 (12 months)
Current taxes	(1,087)	(806)	(1,908)
Deferred taxes	592	128	350
Total	(495)	(678)	(1,558)
Income before tax and investments accounted for using the equity method	3,674	3,436	7,798

Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate
The difference between the effective tax rate (on income before tax and investments accounted for using the equity method) and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	June 30, 2022 (6 months)(a)	June 30, 2021 (6 months)(a)	December 31, 2021 (12 months)
Standard tax rate applicable in France	25.8	28.4	28.4
Difference between the standard French tax rate and the rates applicable to Sanofi (b)	(10.8)	(10.1)	(9.5)
Revisions to tax exposures and settlements of tax disputes	(2.8)	1.0	1.0
Fair value remeasurement of contingent consideration liabilities	(0.4)	0.2	—
Other	1.7	0.3	0.1
Effective tax rate	13.5	19.8	20.0
(a)Rate calculated on the basis of the estimated effective tax rate for the full financial year (see Note A.2.).
(b)The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France.